Derivative Instruments - Gain (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2015 CCH Credit Facility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Line of Credit Facility, Decrease	$ 1,400,000
Interest Rate Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Cost of Hedge		$ 50,100
Term of Contract					7 years
Derivative gain (loss), net	$ (13,000)
Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			$ (35,002)	$ (215,940)	$ (15,571)	$ (161,917)	$ 0
Liquefaction Supply Derivatives [Member] | Operating and maintenance expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			$ 295	$ 0